Note 16 - Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Book loss	$ (1,890,600)	$ (1,504,600)
Meals and Entertainment	300	1,600
Depreciation	0	(300)
Other Nondeductible Expense	1,543,700	77,900
Payroll accrual	35,500	6,000
Related party accruals	0	(500)
Valuation allowance	311,100	1,419,900
Income Tax Expense (Benefit), Total